ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Australia — 1.0%
Health Care — 1.0%
CSL	10,907	$2,316,249

Total Australia		2,316,249
Belgium — 0.6%
Information Technology — 0.6%
Materialise ADR *	66,865	1,455,651

Total Belgium		1,455,651
China — 1.1%
Health Care — 1.1%
Ping An Healthcare and Technology * (A)	278,900	2,601,947

Total China		2,601,947
Denmark — 0.8%
Health Care — 0.8%
GN Store Nord	22,978	2,013,217

Total Denmark		2,013,217
France — 2.5%
Health Care — 2.5%
Cellectis ADR *	225,462	2,919,733
Eurofins Scientific	24,778	2,962,865
Total Health Care		5,882,598

Total France		5,882,598
Germany — 1.5%
Health Care — 1.5%
Siemens Healthineers (A)	55,203	3,644,808

Total Germany		3,644,808
Hong Kong — 1.5%
Health Care — 1.5%
Alibaba Health Information Technology *	1,022,000	1,588,656
JD Health International * (A)	187,100	2,009,149
Total Health Care		3,597,805

Total Hong Kong		3,597,805
Italy — 1.6%
Health Care — 1.6%
DiaSorin	18,295	3,712,975

Total Italy		3,712,975
Japan — 0.7%
Health Care — 0.7%
Terumo	43,600	1,683,218

Total Japan		1,683,218
Netherlands — 0.9%
Health Care — 0.9%
Koninklijke Philips	49,602	2,287,441

Total Netherlands		2,287,441
Switzerland — 4.1%
Health Care — 4.1%
Lonza Group	4,391	3,416,676
Roche Holding	7,324	2,831,252
Tecan Group	5,942	3,425,681
Total Health Care		9,673,609

Total Switzerland		9,673,609
United Kingdom — 1.7%
Health Care — 1.7%
EMIS Group	99,272	1,780,503
Smith & Nephew PLC	107,103	2,177,084
Total Health Care		3,957,587

Total United Kingdom		3,957,587
United States — 81.8%
Health Care — 79.3%
1Life Healthcare *	82,898	2,241,562
Abbott Laboratories	19,494	2,358,384
ABIOMED *	11,320	3,703,225
Agilent Technologies	19,018	2,914,128
Align Technology *	4,555	3,169,369
Alnylam Pharmaceuticals *	11,256	2,014,149
Arrowhead Pharmaceuticals *	21,524	1,491,398
Avanos Medical *	50,671	1,922,458
Axogen *	172,718	3,518,266
Baxter International	25,306	1,957,419
Becton Dickinson	7,489	1,915,312
BioMarin Pharmaceutical *	28,619	2,195,936
Bio-Rad Laboratories, Cl A *	4,849	3,585,884
Boston Scientific *	77,992	3,556,435
Bristol-Myers Squibb	31,045	2,107,024
Cardiovascular Systems *	81,695	3,291,492
CareDx *	38,070	3,199,403
Catalent *	28,188	3,377,204
Cerus *	358,461	1,806,643
Charles River Laboratories International *	9,728	3,958,518
Codexis *	122,852	2,599,548
CONMED	15,071	2,078,894
CryoLife *	95,314	2,573,478
Danaher	13,187	3,923,000
DexCom *	8,557	4,411,218
Editas Medicine, Cl A *	97,359	4,075,448
Edwards Lifesciences *	25,129	2,821,233
Exact Sciences *	28,231	3,044,431

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Shares	Fair Value
Fulgent Genetics *	40,892	$3,772,287
Glaukos *	44,508	2,269,908
Globus Medical, Cl A *	24,001	1,996,163
Health Catalyst *	57,952	3,364,693
Hologic *	41,031	3,078,966
Illumina *	7,839	3,886,184
Incyte *	36,188	2,799,142
Insulet *	12,058	3,372,502
Integra LifeSciences Holdings *	48,520	3,512,363
Intuitive Surgical *	3,938	3,904,369
Invitae *	90,990	2,546,810
IQVIA Holdings *	12,753	3,158,918
iRhythm Technologies *	50,684	2,590,966
Masimo *	11,407	3,107,153
Medpace Holdings *	15,497	2,726,542
Moderna *	7,950	2,811,120
NanoString Technologies *	46,706	2,892,970
Natera *	33,619	3,850,048
NeoGenomics *	73,736	3,399,230
Nevro *	18,507	2,868,585
Novocure *	7,963	1,226,382
Omnicell *	21,137	3,096,571
Penumbra *	11,669	3,106,638
PerkinElmer	19,461	3,546,378
Quidel *	26,300	3,720,661
Regeneron Pharmaceuticals *	5,889	3,383,878
STAAR Surgical *	11,929	1,525,958
Stryker	9,828	2,662,798
Tabula Rasa HealthCare *	73,941	3,176,505
Tactile Systems Technology *	49,819	2,440,135
Teladoc Health *	11,178	1,659,374
Thermo Fisher Scientific	7,302	3,943,153
Veeva Systems, Cl A *	5,683	1,890,791
Veracyte *	99,518	4,434,522
Vertex Pharmaceuticals *	11,709	2,360,300
Vocera Communications *	94,180	3,951,792
		187,846,214

Information Technology — 2.5%
3D Systems *	67,204	1,850,798
Brooks Automation	23,644	2,104,552
Novanta *	13,533	1,900,169

		5,855,519
Total United States		193,701,733
Total Common Stock
(Cost $222,727,369)		236,528,838

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 0.03%(B)	475,887	475,887

Total Short-Term Investment
(Cost $475,887)		475,887

Total Investments - 100.0%
(Cost $223,203,256)		$237,004,725

Percentages based on Net Assets of $236,945,109.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees. As of July 31, 2021, the value of these securities amounted to $8,255,904, representing 3.5% of the Net Assets of the Fund.
(B)	Rate shown is the 7-day effective yield as of July 31, 2021.

ADR – American Depository Receipt

Cl – Class

PLC - Public Limited Company

As of July 31, 2021, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements.

ROB-QH-001-1600